Commitments And Contingencies (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments And Contingencies [Abstract]
Commitments And Contingencies
(10)  Commitments and Contingencies

Cost Reduction Measures

Commencing in the quarter ended March 31, 2015 and continuing into the quarter ended June 30, 2018, the Company implemented cost reduction measures including compensation reductions for each employee as well as members of the Board of Directors.  These compensation reductions were to remain in place until such time, if any, that the market price of crude oil, calculated as a thirty-day trailing average of WTI postings as published by the U.S. Energy Information Administration meets or exceeds $70 per barrel.  In May 2018, oil prices as so calculated exceeded $70 and compensation reverted to the levels in place before the reductions became effective. At such time, if any, that the market price of crude oil, calculated as a thirty-day trailing average of WTI postings as published by the U.S. Energy Information Administration meets or exceeds $85 per barrel, all previous reductions made will be reimbursed, a portion which may be paid in stock, to each employee and members of the Board of Directors if is still employed by the Company or still a member of the Board of Directors.  For the period January 1, 2015 through September 30, 2020, the reductions were approximately $390,000.  Of the $390,000, approximately $77,000 would be paid in the Company’s common stock.  The $77,000 value represents approximately 94,000 common shares valued at $0.82 per share which represents the closing price on September 30, 2020.  The Company has not accrued any liabilities associated with these compensation reductions.

Legal Proceedings

On May 14, 2020 the Company received notice of three orders (the “Orders”) issued by the Regional Director of the Bureau of Safety and Environmental Enforcement (“BSEE”) of the Department of the Interior dated May 13, 2020, stating that the Company, together with a group of several other named parties, were being looked to by the BSEE to perform the decommissioning of facilities on three Gulf of Mexico leases owned by Hoactzin Partners, L. P. (“Hoactzin’) and other lessees due to Hoactzin’s default in its lease obligations to decommission such facilities. No monetary amount was sought or described in the Orders.  Hoactzin is controlled by Peter E. Salas, the chairman of the Company’s Board of Directors. Management’s assessment of the likelihood of a loss is remote as the Company believes it has available defenses to the Orders.   On August 21 2020, the bankruptcy court in the Northern District of Texas in Dallas entered an agreed order requiring Hoactzin, the surety on Hoactzin’s bonds,  and seven other working interest owners (a group not including the Company) to complete all the necessary decommissioning on all of Hoactzin’s facilities and to prepay all anticipated expenses, including insurance premiums and a contingency reserve, estimated to be necessary to do so.  The bankruptcy trustee has reported that all funds to be paid have been received from all parties to the agreed order.  Decommissioning is proceeding  under the direction of the bankruptcy trustee and approved contractors under the control of the bankruptcy court. Accordingly, it is anticipated that all work contemplated by the Orders will be completed by, and at the expense of, other persons and the relief sought in the Orders for the Company to perform the work will at that time be moot as to the Company.

In all other respects, the Company is not a party to any pending material legal proceeding.  To the knowledge of management, no federal, state, or local governmental agency is presently contemplating any proceeding against the Company which would have a result materially adverse to the Company.  To the knowledge of management, no director, executive officer or affiliate of the Company or owner of record or beneficial owner of more than 5% of the Company’s common stock is a party adverse to the Company or has a material interest adverse to the Company in any proceeding.

9. Commitments and Contingencies

The Company as designated operator of the Hoactzin properties was administratively issued an “Incident of Non-Compliance” by the Bureau of Safety and Environmental Enforcement (“BSEE”) during the quarter ended September 30, 2012 concerning one of Hoactzin’s operated properties.  This action called for payment of a civil penalty of $386,000 for failure to provide, upon request, documentation to the BSEE evidencing that certain safety inspections and tests had been conducted in 2011.  On July 14, 2015, the federal district court in the Eastern District of Louisiana affirmed the civil penalty without reduction.  The Company did not further appeal.  In the third quarter of 2015, the Company paid the civil penalty and statutory interest thereon from funds borrowed under its credit facility.  In the fourth quarter of 2015, the Company received a return of the cash collateral previously provided to RLI Insurance Company.  The Company has not advanced any funds to pay any obligations of Hoactzin and no borrowing capability of the Company has been used in connection with its obligations under the Management Agreement, except for those funds used to pay the civil penalty and interest thereon.

During the second quarter of 2015, the Company received from Hoactzin a copy of an internal analysis prepared by Hoactzin setting out certain issues that Hoactzin may consider to form the basis of operational and other claims against the Company primarily under the Management Agreement.  This analysis raised issues other than the “Incident of Non-Compliance” discussed above.  The Company is discussing this analysis, as well as the civil penalty discussed above, with Hoactzin in an effort to determine whether there is possibility of a reasonable resolution of some or all of these matters on a negotiated basis.

Cost Reduction Measures

Commencing in the quarter ended March 31, 2015 and continuing into the quarter ended June 30, 2018, the Company implemented cost reduction measures including compensation reductions for each employee as well as members of the Board of Directors.  These compensation reductions were to remain in place until such time, if any, that the market price of crude oil, calculated as a thirty day trailing average of WTI postings as published by the U.S. Energy Information Administration meets or exceeds $70 per barrel.  In May 2018, oil prices as so calculated exceeded $70 and compensation reverted to the levels in place before the reductions became effective. At such time, if any, that the market price of crude oil, calculated as a thirty day trailing average of WTI postings as published by the U.S. Energy Information Administration meets or exceeds $85 per barrel, all previous reductions made will be reimbursed, a portion which may be paid in stock, to each employee and members of the Board of Directors if is still employed by the Company or still a member of the Board of Directors.  For the period January 1, 2015 through December 31, 2019, the reductions were approximately $377,000.  Of the $377,000, approximately $49,000 will be paid in the Company’s common stock.  The $49,000 value represents approximately 100,000 common share valued at $0.49 per share which represents the closing price on December 31, 2019.  The Company has not accrued any liabilities associated with these compensation reductions.

Legal Proceedings

The Company is not a party to any pending material legal proceeding.   To the knowledge of management, no federal, state, or local governmental agency is presently contemplating any proceeding against the Company which would have a result materially adverse to the Company.  To the knowledge of management, no director, executive officer or affiliate of the Company or owner of record or beneficially of more than 5% of the Company’s common stock is a party adverse to the Company or has a material interest adverse to the Company in any proceeding.